SEGMENT REPORTING (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING

Based on the management’s assessment, the Company determined that it has only one reportable operating segment, as defined by ASC 280. The following tables present the summary information by segment for the six months ended September 30, 2025 and 2024:

	Six months ended September 30,
	2025	2024
Revenues	$25,602	$-
Cost of revenue	(12,466)	-
Gross profit	13,136	-

Sales and marketing expenses	(175,881)	(398,408)
General and administrative expenses	(1,955,245)	(629,256)
Research and development expenses	(285,405)	(568,245)
Total other income (expense), net	19,467	(40,014)
Income tax expense	-	-
Net loss	$(2,383,928)	$(1,635,923)

Based on the management’s assessment, the Company determined that it has only one reportable operating segment, as defined by ASC 280. The following tables present the summary information by segment for the years ended March 31, 2025, 2024 and 2023:

	For the Years Ended March 31,
	2025	2024	2023
Revenues	$-	$-	$-
Sales and marketing expenses	(716,264)	(1,771,614)	(2,051,550)
General and administrative expenses	(1,838,740)	(1,657,879)	(1,315,509)
Research and development expenses	(832,565)	(1,459,828)	(929,916)
Total other income (expense), net	11,159	(9,685)	33,744
Income tax expense	-	-	-
Net loss	$(3,376,410)	$(4,899,006)	$(4,263,231)